Commitments (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	$ 14,770
Material unconditional purchase obligations	117,518
Total contractual obligations	132,288
Less than 1 Year
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	3,106
Material unconditional purchase obligations	32,077
Total contractual obligations	35,183
1 to 5 Years
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	8,503
Material unconditional purchase obligations	85,441
Total contractual obligations	93,944
>5 Years
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	3,161
Material unconditional purchase obligations	0
Total contractual obligations	$ 3,161